MoA Mid Cap Value Fund Annual Fund Operating Expenses - MoA Mid Cap Value Fund - MoA Mid Cap Value Fund	Dec. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.69%